Debt - Summary of repayment years for borrowings (Details) € in Millions, £ in Millions, $ in Billions	1 Months Ended
	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings
Debt		£ 6,497		£ 6,730
Committed bank facility		2,300	$ 3.0
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		220		102
Term debt
Disclosure of detailed information about borrowings
Debt		6,136		6,446
Term debt, euro denominated, issued in June 2023
Disclosure of detailed information about borrowings
Notional amount | €	€ 750
Coupon	3.75%
Maturity period	8 years
Lease liabilities
Disclosure of detailed information about borrowings
Debt		141		182
Within 1 year
Disclosure of detailed information about borrowings
Debt		1,313		870
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		220		102
Within 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		1,036		701
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		57		67
After 1 year
Disclosure of detailed information about borrowings
Debt		5,184		5,860
After 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		5,100		5,745
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		84		115
Within 1 to 2 years
Disclosure of detailed information about borrowings
Debt		639		1,069
Within 1 to 2 years | Term debt
Disclosure of detailed information about borrowings
Debt		620		1,045
Within 1 to 2 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		19		24
Within 2 to 3 years
Disclosure of detailed information about borrowings
Debt		665		648
Within 2 to 3 years | Term debt
Disclosure of detailed information about borrowings
Debt		647		623
Within 2 to 3 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		18		25
Within 3 to 4 years
Disclosure of detailed information about borrowings
Debt		449		684
Within 3 to 4 years | Term debt
Disclosure of detailed information about borrowings
Debt		432		660
Within 3 to 4 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		17		24
Within 4 to 5 years
Disclosure of detailed information about borrowings
Debt		698		612
Within 4 to 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		689		595
Within 4 to 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		9		17
After 5 years
Disclosure of detailed information about borrowings
Debt		2,733		2,847
After 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		2,712		2,822
After 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		£ 21		£ 25